Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Valuation allowance, percentage of deferred tax assets	100.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	25.0
Expiration date	Dec. 31, 2034
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	12.8
Expiration date	Dec. 31, 2034